UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08495

Nationwide Mutual Funds

(Exact name of registrant as specified in charter)

One Nationwide Plaza: Mail Code: 05-02-210R Columbus, OH 43215

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

One Nationwide Plaza

Mail Code: 05-02-210R

Columbus, OH 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 435-1795

Date of fiscal year end: April 30, 2018

Date of reporting period:   January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR § 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Statement of Investments

January 31, 2018 (Unaudited)

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide Long/Short Equity Fund

Long Positions — 100.2%

Common Stocks — 100.2%

	Shares	Value
Automobiles 3.8%
General Motors Co.	24,605	$1,043,498

Beverages 4.5%
Coca-Cola Co. (The)	17,708	842,724
Constellation Brands, Inc., Class A	1,783	391,315

		1,234,039

Biotechnology 4.2%
AbbVie, Inc.	5,331	598,245
Amgen, Inc.	2,950	548,847

		1,147,092

Building Products 1.4%
Lennox International, Inc.	1,810	394,417

Capital Markets 3.2%
S&P Global, Inc.	2,014	364,735
SEI Investments Co.	6,871	516,356

		881,091

Chemicals 3.8%
Ecolab, Inc.	3,200	440,576
Sherwin-Williams Co. (The)	1,413	589,376

		1,029,952

Communications Equipment 2.4%
Applied Optoelectronics, Inc. *	3,376	109,349
Cisco Systems, Inc.	13,400	556,636

		665,985

Construction & Engineering 1.5%
Dycom Industries, Inc. *	3,547	413,970

Diversified Telecommunication Services 4.1%
AT&T, Inc.	29,790	1,115,636

Electrical Equipment 0.7%
Acuity Brands, Inc.	1,199	185,174

Electronic Equipment, Instruments & Components 1.6%
Littelfuse, Inc.	1,977	429,681

Health Care Equipment & Supplies 4.0%
Align Technology, Inc. *	2,760	723,120
Masimo Corp. *	3,848	362,636

		1,085,756

Health Care Providers & Services 1.5%
UnitedHealth Group, Inc.	1,707	404,183

Hotels, Restaurants & Leisure 1.2%
Starbucks Corp.	5,888	334,497

Household Products 2.8%
Procter & Gamble Co. (The)	8,900	768,426

Insurance 4.5%
Marsh & McLennan Cos., Inc.	4,750	396,720
MetLife, Inc.	10,450	502,332
Primerica, Inc.	3,218	325,018

		1,224,070

Internet Software & Services 5.2%
Alphabet, Inc., Class A *	244	288,462
Alphabet, Inc., Class C *	245	286,635
Facebook, Inc., Class A *	4,463	834,090

		1,409,187

IT Services 11.0%
Broadridge Financial Solutions, Inc.	4,363	420,637
Cognizant Technology Solutions Corp., Class A	5,047	393,565
Fiserv, Inc. *	3,811	536,741
Global Payments, Inc.	3,388	378,711
International Business Machines Corp.	3,272	535,626
Mastercard, Inc., Class A	4,348	734,812

		3,000,092

Machinery 2.5%
Cummins, Inc.	2,109	396,492
Wabtec Corp.	3,381	273,996

		670,488

Oil, Gas & Consumable Fuels 7.7%
Chevron Corp.	8,201	1,027,995
Royal Dutch Shell plc, Class B, ADR-NL	14,947	1,075,138

		2,103,133

Pharmaceuticals 5.7%
Merck & Co., Inc.	8,600	509,550
Pfizer, Inc.	14,961	554,156
Zoetis, Inc.	6,154	472,196

		1,535,902

Professional Services 1.6%
Verisk Analytics, Inc. *	4,227	422,911

Real Estate Management & Development 2.1%
CBRE Group, Inc., Class A *	12,275	560,845

Road & Rail 1.8%
CSX Corp.	8,580	487,087

Semiconductors & Semiconductor Equipment 4.0%
Broadcom Ltd.	2,359	585,103
ON Semiconductor Corp. *	21,251	525,750

		1,110,853

Software 1.3%
Electronic Arts, Inc. *	2,880	365,645

Specialty Retail 5.2%
Five Below, Inc. *	5,389	349,908
Home Depot, Inc. (The)	3,216	646,094
Ulta Beauty, Inc. *	1,821	404,444

		1,400,446

Technology Hardware, Storage & Peripherals 2.8%
Apple, Inc.	4,458	746,403

Tobacco 4.1%
Philip Morris International, Inc.	10,271	1,101,359

Total Common Stocks (cost $22,755,147)		27,271,818

Total Investments (cost $22,755,147) — 100.2%		27,271,818
Liabilities in excess of other assets — (0.2)%		(65,190)

NET ASSETS — 100.0%		$27,206,628

Short Positions — 25.4%

Common Stocks 16.1%

	Shares	Value
Aerospace & Defense 1.2%
Esterline Technologies Corp. *	4,363	320,899

Building Products 0.9%
Johnson Controls International plc	6,000	234,780

Commercial Services & Supplies 0.9%
Steelcase, Inc., Class A	15,000	233,250

Electronic Equipment, Instruments & Components 1.0%
Control4 Corp. *	9,678	262,370

Health Care Equipment & Supplies 1.3%
Abaxis, Inc.	3,500	250,775
Cardiovascular Systems, Inc. *	4,100	101,311

		352,086

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Long/ Short Equity Fund (Continued)

Short Positions (continued)

Common Stocks (continued)

	Shares	Value
Health Care Technology 1.3%
Omnicell, Inc. *	7,073	$346,931

Hotels, Restaurants & Leisure 1.2%
Jack in the Box, Inc.	3,700	336,663

Internet & Direct Marketing Retail 1.3%
Duluth Holdings, Inc., Class B *	20,000	352,200

IT Services 1.0%
Acxiom Corp. *	10,175	275,437

Leisure Products 1.5%
Brunswick Corp.	4,000	251,120
Nautilus, Inc. *	12,000	154,200

		405,320

Pharmaceuticals 1.1%
Prestige Brands Holdings, Inc. *	7,000	292,810

Semiconductors & Semiconductor Equipment 1.8%
Qorvo, Inc. *	3,500	251,195
Semtech Corp. *	7,000	250,600

		501,795

Software 1.6%
CommVault Systems, Inc. *	1,580	84,293
Pegasystems, Inc.	6,910	351,374

		435,667

Total Common Stocks (proceeds $4,324,155)		4,350,208

Exchange Traded Fund 9.3%

	Shares	Value
Equity Fund 9.3%
SPDR S&P 500 ETF Trust	8,930	2,517,367

Total Exchange Traded Fund (proceeds $2,366,372)		2,517,367

Total Securities Sold Short (proceeds $6,690,527) — 25.4%		6,867,575

*	Denotes a non-income producing security.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
NL	Netherlands

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Long/ Short Equity Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1—	Quoted prices in active markets for identical assets
• Level 2—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At January 31, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures, as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely materially to affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most-recent fiscal quarter that have materially affected, or are reasonably likely materially to affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	March 27, 2018

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	March 27, 2018